Statement of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common stock [Member]	Additional Paid In Capital [Member]	Accumulated other comprehensive income [Member]	Deficit accumulated [Member]	Other Reserves [Member]	Non-controlling interests [Member]
Opening balance at Dec. 31, 2009	$ 3,445	$ 12	$ 7,836	$ (654)	$ (3,914)	$ 37	$ 128
Opening balance (shares) at Dec. 31, 2009		362,974,807
Net income/(loss)	118				82		36
Translation (Loss)/Gain	102			100			2
Net loss on cash flow hedges removed from other comprehensive income and reported in income, net of tax	20			20
Net (loss)/gain on available-for-sale financial assets arising during the period, net of tax	18			18
Release on disposal of available-for-sale financial assets during the period, net of tax	(4)			(4)
Other Comprehensive Income	136
Comprehensive Income	254
Stock issues as part of equity offering value	773	1	772
Stock issued as part of equity offering (shares)		18,140,000
Stock Issues As Part Of Share Incentive Scheme (Shares)		585,408
Stock Issues As Part of Share Incentive Scheme (Values)	22	0	22
Stock Issues In Exchange For E Ordinary Shares Cancelled Shares		0
Stock Issues In Exchange For E Ordinary Shares Cancelled Value	12	0	12
E Ordinary shares of common stock issued - Izingwe Holdings (Shares)		(280,000)
E Ordinary shares of common stock issued - Izingwe Holdings (Value)	0	0	0
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Shares)		95,253
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Values)	4	0	4
Stock based compensation expense	7		7
Dividends Cash	(104)				(67)
Minority Interest Decrease From Distributions To Noncontrolling Interest Holders							(37)
Closing balance at Sep. 30, 2010	4,413	13	8,653	(520)	(3,899)	37	129
Closing balance (shares) at Sep. 30, 2010		381,515,468
Opening balance at Dec. 31, 2010	4,589	13	8,670	(385)	(3,869)	37	123
Opening balance (shares) at Dec. 31, 2010		381,889,139
Net income/(loss)	1,220				1,188		32
Translation (Loss)/Gain	(442)			(436)			(6)
Net loss on cash flow hedges removed from other comprehensive income and reported in income, net of tax	0
Net (loss)/gain on available-for-sale financial assets arising during the period, net of tax	(82)			(82)
Release on disposal of available-for-sale financial assets during the period, net of tax	1			1
Realized loss in earnings on available-for-sale financial assets during the period, net of tax	18			18
Other Comprehensive Income	(505)
Comprehensive Income	715
Share of equity accounted joint ventures other comprehensive income	(1)					(1)
Stock Issues As Part Of Share Incentive Scheme (Shares)		594,092
Stock Issues As Part of Share Incentive Scheme (Values)	23	0	23
Stock Issues In Exchange For E Ordinary Shares Cancelled Shares		3,375
Stock Issues In Exchange For E Ordinary Shares Cancelled Value	9	0	9
E Ordinary shares of common stock issued - Izingwe Holdings (Shares)		280,000
E Ordinary shares of common stock issued - Izingwe Holdings (Value)	0	0	0
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Shares)		17,992
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Values)	1	0	1
Stock based compensation expense	14		14
Dividends Cash	(102)				(89)
Minority Interest Decrease From Distributions To Noncontrolling Interest Holders							(13)
Closing balance at Sep. 30, 2011	$ 5,248	$ 13	$ 8,717	$ (884)	$ (2,770)	$ 36	$ 136
Closing balance (shares) at Sep. 30, 2011		382,784,598